(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
June 30, 2002


Merrill Lynch
Ready Assets
Trust


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust, June 30, 2002


DEAR SHAREHOLDER


For the six-month period ended June 30, 2002, Merrill Lynch Ready
Assets Trust paid shareholders a net annualized dividend of 1.52%.* The Trust's 7-day yield as of June 30, 2002 was 1.47%.

The average portfolio maturity for Merrill Lynch Ready Assets
Trust at June 30, 2002 was 58 days, as compared to 60 days at December 31, 2001.


The Environment
During the six-month period ended June 30, 2002, the U.S. economy appears to have grown by more than 3.5% after a surprisingly strong first quarter. Gross domestic product (GDP) growth in the first quarter of 2002 was 6.1%, and based on May and June economic releases, growth should moderate between 3% and 3.5% for the second quarter. The U.S. consumer has proven remarkably resilient during the last 12 months, as personal consumption, which comprises the majority of GDP, will exceed 3% for the first two quarters of 2002. This is an impressive figure given the more than 2% rise in unemployment and the reduction of individual wealth that has occurred through falling stock prices. One reason consumer spending has remained so strong lies in the housing market, which has defied gravity and continued to show impressive gains during the period. Housing starts, new home sales and the mortgage refinancing index all continued to grow at above-average levels.

Improving economic data, however, has taken a back seat to a series of events and world issues. The threat of terrorism in the United States, a potential nuclear conflict between Pakistan and India, and the continued fallout from the Enron Corporation scandal have caused significant damage to equity valuations. The U.S. equity markets continued to suffer, with the Dow Jones Industrial Average, Standard & Poor's 500 Index and NASDAQ Composite Index all down significantly for the six months ended June 30, 2002. In this environment, fixed income securities and gold investments were the main beneficiaries as the broad fixed income indexes posted gains of 3%, while gold prices advanced more than 15%.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Portfolio Matters
The Fund's duration target was reduced early in the period to the 60-day range, as we were concerned about both higher yields and a steeper curve. March saw a dramatic move in the front end of the yield curve as the yield on the two-year Treasury note rose to 3.75%, representing a significant move higher from a low of 2.35% in November 2001. Our shift to London InterBank Offered Rate (LIBOR)-based floaters from the Federal funds and prime rate proved beneficial as the LIBOR curve steepened accordingly. Believing we had adequate protection against rising interest rates with a significant portion of the portfolio in variable rate product, we added 13-month agency fixed rate notes when yields surpassed 3%. We were able to capitalize on this particularly steep part of the curve, yet still maintain a relatively neutral duration in the 50-day - 60-day range.

Recent comments from the Federal Reserve Board revealing a willingness to exercise patience in regard to a shift in monetary policy saw yields retrace over 50 basis points (0.50%) of the move in March. Although we may have missed the ideal entry point, the testimony does provide important guidance as to the timing and magnitude of near-term monetary policy. Our analysis is currently based on the assumption that the Federal Reserve Board will remain on hold at least through the third quarter of 2002. While maintaining an overweight in floaters, we prefer a barbelled approach. Our short-dated investments remain predominantly in the 30-day area, as an extremely flat front-end LIBOR curve provides little incentive to do otherwise. The balance of our investments have been in one-year bank product, once again representing a steeper part of the curve, yet limiting our interest rate exposure to an area where our analyses seems most compelling.



Merrill Lynch Ready Assets Trust, June 30, 2002


The Trust's composition at the end of June and as of our last report to shareholders is detailed below:

                                            6/30/02     12/31/01
                                            --------    --------

Bank Notes                                     2.2%        0.6%
Certificates of Deposit--European              4.3         5.6
Certificates of Deposit--Yankee++              9.5        10.3
Commercial Paper                              39.7        44.3
Corporate Notes                                6.6         7.7
Funding Agreements                             3.3         3.7
Promissory Notes                               1.6         2.1
Repurchase Agreements                          2.0         0.1
U.S. Government, Agency & Instrumentality
   Obligations--Discount                       2.9         4.8
U.S. Government, Agency & Instrumentality
   Obligations--Non-Discount                  28.5        19.8
Liabilities in Excess of Other Assets         (0.6)        --
Other Assets Less Liabilities                   --         1.0
                                             ------      ------
Total                                        100.0%      100.0%
                                             ======      ======

++U.S. branches of foreign banks.


In Conclusion
We appreciate your investment in Merrill Lynch Ready Assets Trust, and we look forward to sharing our investment outlook with you in our next report to shareholders.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager



July 31, 2002



OFFICERS AND TRUSTEES


Terry K. Glenn, President and Trustee
Donald W. Burton, Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Kevin J. McKenna, Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary


Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210



Merrill Lynch Ready Assets Trust, June 30, 2002

SCHEDULE OF INVESTMENTS                                             (in Thousands)

                                Face      Interest        Maturity
Issue                          Amount      Rate*            Date           Value
Bank Notes--2.2%

National City Bank           $ 45,000      1.82++%        5/19/2003     $   45,012
of Indiana

National City Bank             20,000      2.036++       10/10/2002         20,005
of Ohio                        25,000      1.978++        3/05/2003         24,997

US Bank National               37,500      1.99++         7/19/2002         37,504
Association,
Minnesota

Total Bank Notes
(Cost--$127,546)                                                           127,518


Certificates of Deposit--European--4.3%

Banco Bilbao                   10,000      1.84           8/15/2002         10,001
Vizcaya Argentaria
SA, London

Bank of Scotland,              25,000      3.54           9/04/2002         25,080
London

Bayerische Hypo-und            45,000      1.86           8/30/2002         45,006
Vereinsbank AG,
London

Credit Agricole                22,000      1.83           8/16/2002         22,002
Indosuez, London

Deutsche Bank AG,              45,000      1.81           7/03/2002         45,000
London                         25,000      4.06           7/12/2002         25,017

Halifax PLC, London            37,000      1.88           8/13/2002         37,006

Lloyds TSB Bank                33,000      2.625          6/05/2003         33,139
PLC, London

Total Certificates of Deposit--European
(Cost--$242,040)                                                           242,251


Certificates of Deposit--Yankee--9.5%

ABN-AMRO Bank                  22,500      2.595          6/11/2003         22,587
NV, NY

Abbey National                 13,500      2.675          5/23/2003         13,564
Treasury Services
PLC, NY

Canadian                       49,000      1.86           7/17/2002         49,001
Imperial Bank of               25,000      3.86           7/23/2002         25,031
Commerce, NY                   21,000      1.89           8/22/2002         21,003
                               40,000      3.55           9/20/2002         40,158
                               84,500      1.755++       12/16/2002         84,468
                               22,000      2.615          5/30/2003         22,091


                                Face      Interest        Maturity
Issue                          Amount      Rate*            Date           Value
Certificates of Deposit--Yankee (concluded)

Credit Agricole              $ 50,000      3.665%         8/20/2002     $   50,127
Indosuez, NY

Svenska                        25,000      3.635          8/29/2002         25,075
Handelsbanken AB,              30,000      2.50           6/13/2003         30,089
NY

SwedBank Inc., NY              55,000      1.769++        6/20/2003         54,984

Toronto-Dominion               20,000      4.045          7/30/2002         20,035
Bank, NY                       25,000      2.49           7/14/2003         25,056

Westdeutsche                   12,000      2.27           8/20/2002         12,008
Landesbank                     27,000      1.79           8/26/2002         27,000
Girozentrale, NY               22,000      1.769++       12/06/2002         21,997

Total Certificates of Deposit--Yankee
(Cost--$543,476)                                                           544,274

Commercial Paper--39.7%

Amsterdam                      25,000      1.78           7/08/2002         24,991
Funding Corp.                  25,000      1.79           7/11/2002         24,988
                               17,000      1.78           7/15/2002         16,988
                               25,000      1.78           7/24/2002         24,972
                               25,000      1.80           7/30/2002         24,964
                               25,000      1.82           7/31/2002         24,962

Apreco, Inc.                   17,000      1.78           7/11/2002         16,991
                               25,000      1.79           7/15/2002         24,982
                               15,000      1.79           7/16/2002         14,989

Aspen Funding Corp.            35,000      1.80           7/03/2002         34,997
                               45,000      1.79           8/19/2002         44,890

Asset Securitization           35,000      1.80           7/09/2002         34,986
Cooperative Corp.

Barclays US Funding            32,000      1.81           9/03/2002         31,895
Corp.

Beta Finance Inc.              22,000      1.87           7/08/2002         21,992
                               10,000      1.79           7/25/2002          9,988

CC (USA) Inc.                  18,000      1.88           7/08/2002         17,994
(Centauri)                     16,000      1.97          11/27/2002         15,880

CXC LLC                        10,000      1.79           7/30/2002          9,986

Clipper Receivables            25,000      1.78           7/02/2002         24,999
Corp.                          25,000      1.80           7/09/2002         24,990
                               20,000      1.80           7/29/2002         19,972

Comision Federal               41,000      1.85           8/01/2002         40,937
de Electricidad                16,000      1.82           8/06/2002         15,971



Merrill Lynch Ready Assets Trust, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                                 (in Thousands)

                                Face      Interest        Maturity
Issue                          Amount      Rate*            Date           Value
Commercial Paper (continued)

Corporate                    $ 45,000      1.78%          7/24/2002     $   44,949
Receivables Corp.

Delaware Funding               20,054      1.78           7/12/2002         20,043
Corp.                          15,453      1.78           7/19/2002         15,439

Den Norske Bank                25,000      1.80           7/10/2002         24,989
ASA

Dexia Delaware LLC             29,000      1.82           7/18/2002         28,975

Dorada Finance Inc.            35,000      1.87           7/10/2002         34,985
                               10,000      1.83           9/10/2002          9,962

Edison Asset                   34,000      1.87           7/08/2002         33,988
Securitization, LLC            26,567      1.84           7/16/2002         26,547
                               20,000      1.79           7/17/2002         19,984
                               35,000      1.79           7/18/2002         34,970
                               41,000      1.82           8/22/2002         40,896

Enterprise Funding             16,527      1.79           7/23/2002         16,509
Corp.

Eureka                         12,000      1.80           7/01/2002         12,000
Securitization Inc.            35,000      1.79           7/19/2002         34,969
                               13,000      1.78           7/29/2002         12,982

FCAR Owner Trust               31,000      1.93           8/13/2002         30,935
                               22,000      1.85           8/14/2002         21,953

Falcon Asset                   16,273      1.78           7/01/2002         16,273
Securitization                 12,000      1.79           7/09/2002         11,995
                               25,000      1.80           7/11/2002         24,988
                               30,000      1.78           7/16/2002         29,978
                               32,584      1.79           7/17/2002         32,558
                               25,560      1.78           7/23/2002         25,532

Formosa Plastics               10,000      1.88           7/03/2002          9,999
Corporation, USA

Forrestal Funding              30,000      1.79           7/01/2002         30,000
Master Trust                   40,000      1.79           7/22/2002         39,958
                               45,000      1.81           7/26/2002         44,943
                               29,815      1.79           7/31/2002         29,771

Greyhawk Funding,              15,000      1.79           8/12/2002         14,969
LLC

Intrepid Funding               14,574      1.95           7/02/2002         14,573
Master Trust

Kitty Hawk Funding             33,872      1.80           7/31/2002         33,821
Corp.



                                Face      Interest        Maturity
Issue                          Amount      Rate*            Date           Value
Commercial Paper (concluded)

Mont Blanc Capital           $ 29,960      1.79%          7/05/2002     $   29,954
Corp.                          20,000      1.84           7/22/2002         19,979
                               45,000      1.81           8/05/2002         44,921
                               15,000      1.80           8/14/2002         14,967
                                7,000      1.80           8/26/2002          6,981

Morgan Stanley,                25,000      2.08++         7/25/2002         25,000
Dean Witter & Co.

Old Line Funding               16,966      1.79           7/15/2002         16,954
Corp.                          15,000      1.79           7/17/2002         14,988

Park Avenue                    15,000      1.78           7/17/2002         14,988
Receivables Corp.

Preferred                      22,700      1.80           7/01/2002         22,700
Receivables                    30,000      1.81           7/01/2002         30,000
Funding Corp.                  71,400      1.81           7/02/2002         71,396
                                9,002      1.79           7/10/2002          8,998
                               23,000      1.79           7/15/2002         22,984
                               33,000      1.78           7/22/2002         32,966

Sheffield                      25,070      1.80           7/02/2002         25,069
Receivables                    20,000      1.78           7/05/2002         19,996
Corporation

Spintab AB                     50,000      1.85           7/10/2002         49,978
                               22,000      1.81           8/14/2002         21,953
                               18,000      1.87           8/22/2002         17,954

Svenska                        35,000      1.80           9/20/2002         34,855
Handelsbanken, Inc.

Tulip Funding                  21,477      1.80           7/05/2002         21,473
Corporation                    23,217      1.84           8/29/2002         23,146
                               45,000      1.84           8/30/2002         44,861

Variable Funding               30,000      1.78           7/09/2002         29,988
Capital Corp.                  22,500      1.80           7/09/2002         22,491

Volkswagen of                  23,000      1.80           7/25/2002         22,973
America Inc.

Windmill Funding               35,000      1.79           7/11/2002         34,983
Corp.                          33,000      1.78           7/12/2002         32,982
                               25,000      1.78           7/15/2002         24,983
                               23,000      1.78           7/16/2002         22,983
                               30,000      1.78           7/22/2002         29,969
                               32,000      1.78           7/25/2002         31,962

Total Commercial Paper
(Cost--$2,263,085)                                                       2,263,112



Merrill Lynch Ready Assets Trust, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                                 (in Thousands)

                                Face      Interest        Maturity
Issue                          Amount      Rate*            Date           Value
Corporate Notes--6.6%

American Honda               $ 12,500      1.92++%        8/02/2002     $   12,500
Finance Corp.                  25,000      1.90++         8/14/2002         25,001
                               12,500      1.896++        9/06/2002         12,501

Associates Corp. of            16,000      1.94++         6/26/2003         16,000
North America

CIT Group                      50,000      2.01++         9/13/2002         50,018
Holdings, Inc.

DaimlerChrysler                 1,536      2.21++        11/06/2002          1,536
Auto 2001-D

Goldman Sachs                  16,000      2.23++         7/15/2003         16,000
Group, Inc.

Household Finance              30,000      1.91++         2/18/2003         30,000
Corp.

Morgan Stanley,                20,000      1.90++         7/16/2003         20,000
Dean Witter & Co.

National Rural                 34,000      1.85++         8/09/2002         33,986
Utilities Cooperative           9,700      2.023++       12/02/2002          9,684
Finance Corp.

Strategic Money                25,300      1.87++         9/24/2002         25,295
Market Trust 2001-H

Toyota Motor Credit            99,500      1.81++        12/24/2002         99,500
Corp.

Wal-Mart Stores, Inc.          20,500      4.878          6/01/2003         20,985

Total Corporate Notes (Cost--$372,993)                                     373,006


Funding Agreements--3.3%

Jackson National               80,000      1.924++        5/01/2003         80,000
Life Insurance Co.

Metropolitan Life              20,000      1.914++        4/01/2003         20,000
Insurance Company

Monumental Life                20,000      1.989++        2/14/2003         20,000
Insurance Company

New York Life                  20,000      1.944++       10/22/2002         20,000
Insurance Company              30,000      1.90++         5/30/2003         30,000

Pacific Life                   20,000      1.924++        1/31/2003         20,000
Insurance Co.

Total Funding Agreements
(Cost--$190,000)                                                           190,000



                                Face      Interest        Maturity
Issue                          Amount      Rate*            Date           Value
Promissory Notes--1.6%

Goldman Sachs                $ 90,000      1.82++%       10/10/2002     $   90,000
Group, Inc.

Total Promissory Notes (Cost--$90,000)                                      90,000


U.S. Government, Agency & Instrumentality
Obligations--Discount--2.9%

Federal National               14,000      1.91          11/05/2002         13,916
Mortgage                       22,000      2.30          11/15/2002         21,857
Association                    35,000      2.18           2/07/2003         34,615
                               25,000      2.26           2/07/2003         24,725

Federal Farm Credit             4,000      2.17           1/30/2003          3,959
Bank

Federal Home Loan              10,000      3.48           7/26/2002          9,989
Bank                            6,070      2.07          11/26/2002          6,028

Federal Home Loan              38,000      2.00          12/13/2002         37,700
Mortgage Corporation           11,000      2.10          12/27/2002         10,905

Total U.S. Government, Agency & Instrumentality
Obligations--Discount (Cost--$163,377)                                     163,694


U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--28.5%

Federal National               40,000      1.698++        7/23/2002         40,000
Mortgage                       44,000      1.724++       12/05/2002         43,994
Association                    25,000      1.80++        12/06/2002         24,997
                               30,000      1.815++       12/18/2002         30,005
                               30,000      1.733++       12/23/2002         29,993
                               50,000      1.78++         2/03/2003         50,000
                               20,000      2.25           2/07/2003         20,026
                                8,400      5.00           2/14/2003          8,552
                               60,000      1.828++        2/19/2003         59,988
                               46,000      4.625          5/15/2003         46,969
                               90,000      1.698++        6/09/2003         89,956
                               37,000      1.707++        6/16/2003         36,999
                               24,000      1.733++        8/01/2003         23,998
                               21,000      4.00           8/15/2003         21,412
                               50,000      1.731++       12/03/2003         49,986
                              110,000      1.952++        1/14/2004        110,000
                               16,000      3.75           5/12/2004         16,195



Merrill Lynch Ready Assets Trust, June 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                                 (in Thousands)

                                Face      Interest        Maturity
Issue                          Amount      Rate*            Date           Value
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (continued)

Federal Farm Credit          $ 45,000      1.724++%       6/21/2004     $   44,984
Bank

Federal Home Loan              43,000      6.875          7/18/2002         43,091
Bank                           35,000      1.724++        8/20/2002         35,000
                               60,000      1.743++        8/23/2002         60,000
                               10,000      6.375         11/15/2002         10,162
                               25,000      1.73++        12/12/2002         24,996
                               20,000      5.25           1/10/2003         20,019
                               30,000      5.125          1/13/2003         30,496
                               25,000      1.719++        2/20/2003         24,999
                               50,000      1.711++        3/06/2003         49,982
                               60,000      1.80++         3/12/2003         59,975
                               22,000      4.50           4/25/2003         22,417
                               35,000      4.50           5/15/2003         35,699
                               45,000      1.717++        6/17/2003         45,002
                               15,000      4.50           7/07/2003         15,332
                               65,000      1.727++        9/15/2003         64,997
                               51,000      1.728++       12/04/2003         50,991

Federal Home Loan              15,000      4.75           3/15/2003         15,278
Mortgage Corporation           13,000      3.70           1/16/2004         13,007

Student Loan                   35,000      2.192++       12/06/2002         34,997
Marketing                      18,000      2.25           7/02/2003         18,014
Association                    50,000      1.862++        7/10/2003         50,000



                                Face      Interest        Maturity
Issue                          Amount      Rate*            Date           Value
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

Student Loan                 $ 50,000      1.922++%       1/09/2004     $   50,000
Marketing                      69,000      1.932++        2/12/2004         68,978
Association
(concluded)

U.S. Treasury Notes            12,500      5.75          10/31/2002         12,667
                                9,000      3.25           5/31/2004          9,069
                                9,000      2.875          6/30/2004          8,989

Total U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$1,619,958)                             1,622,211


Repurchase Agreements**--2.0%
 Face
Amount                                    Issue
$60,760        Credit Suisse First Boston Corp.,
               purchased on 6/28/2002 to yield
               1.97% on 7/01/2002                                           60,760

 55,000        UBS Warburg LLC, purchased on
               6/28/2002 to yield 1.97% on 7/01/2002                        55,000

Total Repurchase Agreements (Cost--$115,760)                               115,760

Total Investments (Cost--$5,728,235)--100.6%                             5,731,826
Liabilities in Excess of Other Assets--(0.6%)                             (32,087)
                                                                        ----------
Net Assets--100.0%                                                      $5,699,739
                                                                        ==========


*Commercial Paper and certain U.S. Government, Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at June 30, 2002.
**Repurchase Agreements are fully collateralized by U.S. Government
& Agency Obligations.
++Variable rate notes.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, June 30, 2002


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of June 30, 2002

Assets:         Investments, at value (identified cost--$5,728,234,747*)                                    $ 5,731,825,883
                Receivables:
                   Beneficial interest sold                                               $    18,427,428
                   Interest                                                                    16,999,274        35,426,702
                                                                                          ---------------
                Prepaid registration fees and other assets                                                          176,541
                                                                                                            ---------------
                Total assets                                                                                  5,767,429,126
                                                                                                            ---------------

Liabilities:    Payables:
                   Beneficial interest redeemed                                                35,558,084
                   Securities purchased                                                        26,986,213
                   Distributor                                                                  1,799,874
                   Investment adviser                                                           1,610,935
                   Dividends to shareholders                                                          645        65,955,751
                                                                                          ---------------
                Accrued expenses and other liabilities                                                            1,734,378
                                                                                                            ---------------
                Total liabilities                                                                                67,690,129
                                                                                                            ---------------

Net Assets:     Net assets                                                                                  $ 5,699,738,997
                                                                                                            ===============

Net Assets      Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:     shares authorized                                                                           $   569,614,786
                Paid-in capital in excess of par                                                              5,126,533,075
                Unrealized appreciation on investments--net                                                       3,591,136
                                                                                                            ---------------
                Net Assets--Equivalent to $1.00 per share based on 5,696,147,861
                shares of beneficial interest outstanding                                                   $ 5,699,738,997
                                                                                                            ===============


*Cost for Federal income tax purposes. As of June 30, 2002, net unrealized appreciation for Federal income tax purposes amounted to $3,591,136, of which $3,692,623 related to appreciated securities and $101,487 related to depreciated securities.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, June 30, 2002


FINANCIAL INFORMATION (continued)

Statement of Operations

                                                                                                         For the Six Months
                                                                                                        Ended June 30, 2002
Investment      Interest and amortization of premium and discount earned                                    $    63,101,938
Income:

Expenses:       Investment advisory fees                                                  $    10,616,309
                Distribution fees                                                               3,396,602
                Transfer agent fees                                                             3,360,998
                Accounting services                                                               365,141
                Printing and shareholder reports                                                  124,102
                Registration fees                                                                  83,298
                Custodian fees                                                                     80,974
                Professional fees                                                                  53,146
                Trustees' fees and expenses                                                        49,134
                Pricing services                                                                    6,513
                Other                                                                              38,894
                                                                                          ---------------
                Total expenses                                                                                   18,175,111
                                                                                                            ---------------
                Investment income--net                                                                           44,926,827
                                                                                                            ---------------

Realized &      Realized gain on investments--net                                                                   241,000
Unrealized      Change in unrealized appreciation on investments--net                                           (4,634,842)
Gain (Loss)on                                                                                               ---------------
Investments--   Total realized and unrealized loss on investments--net                                          (4,393,842)
Net:                                                                                                        ---------------
                Net Increase in Net Assets Resulting from Operations                                        $    40,532,985
                                                                                                            ===============

See Notes to Financial Statements.


Statements of Changes in Net Assets

                                                                                            For the Six          For the
                                                                                            Months Ended        Year Ended
                                                                                              June 30,         December 31,
Increase (Decrease) in Net Assets:                                                              2002               2001
Operations:     Investment income--net                                                    $    44,926,827   $   235,807,607
                Realized gain on investments--net                                                 241,000         1,168,974
                Change in unrealized appreciation on investments--net                         (4,634,842)         7,984,221
                                                                                          ---------------   ---------------
                Net increase in net assets resulting from operations                           40,532,985       244,960,802
                                                                                          ---------------   ---------------

Dividends &     Investment income--net                                                       (44,926,827)     (235,807,607)
Distributions   Realized gain on investments--net                                               (241,000)       (1,168,974)
to                                                                                        ---------------   ---------------
Shareholders:   Net decrease in net assets resulting from dividends and
                distributions to shareholders                                                (45,167,827)     (236,976,581)
                                                                                          ---------------   ---------------

Beneficial      Net proceeds from sale of shares                                            3,678,296,632     8,469,358,221
Interest        Value of shares issued to shareholders in reinvestment of
Transactions:   dividends and distributions                                                    45,167,023       237,068,954
                                                                                          ---------------   ---------------
                                                                                            3,723,463,655     8,706,427,175
                Cost of shares redeemed                                                   (4,023,044,885)   (8,556,236,305)
                                                                                          ---------------   ---------------
                Net increase (decrease) in net assets derived from beneficial
                interest transactions                                                       (299,581,230)       150,190,870
                                                                                          ---------------   ---------------

Net Assets:     Total increase (decrease) in net assets                                     (304,216,072)       158,175,091
                Beginning of period                                                         6,003,955,069     5,845,779,978
                                                                                          ---------------   ---------------
                End of period                                                             $ 5,699,738,997   $ 6,003,955,069
                                                                                          ===============   ===============

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, June 30, 2002


FINANCIAL INFORMATION (concluded)

Financial Highlights

The following per share data and ratios                     For the Six
have been derived from information                             Months
provided in the financial statements.                          Ended
                                                              June 30,           For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                         2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:    Investment income--net                            .0076        .0381        .0582        .0464        .0497
                Realized and unrealized gain (loss)
                on investments--net                             (.0008)        .0015        .0008      (.0007)        .0003
                                                             ----------   ----------   ----------   ----------   ----------
                Total from investment operations                  .0068        .0396        .0590        .0457        .0500
                                                             ----------   ----------   ----------   ----------   ----------
                Less dividends and distributions:
                   Investment income--net                       (.0076)      (.0381)      (.0582)      (.0464)      (.0497)
                   Realized gain on investments--net               --++      (.0002)           --         --++      (.0002)
                                                             ----------   ----------   ----------   ----------   ----------
                Total dividends and distributions               (.0076)      (.0383)      (.0582)      (.0464)      (.0499)
                                                             ----------   ----------   ----------   ----------   ----------
                Net asset value, end of period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
                Total investment return                          1.52%*        3.81%        6.00%        4.74%        5.11%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to       Expenses                                          .62%*         .63%         .63%         .64%         .65%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:     Investment income and realized gain
                on investments--net                              1.54%*        3.82%        5.80%        4.64%        5.01%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental    Net assets, end of period (in thousands)     $5,699,739   $6,003,955   $5,845,780   $6,231,946   $7,173,713
Data:                                                        ==========   ==========   ==========   ==========   ==========


++Amount is less than $.0001 per share.
*Annualized.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, June 30, 2002


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.


(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:                Rate

Not exceeding $500 million                                  .500%
In excess of $500 million but not exceeding $1 billion      .400%
In excess of $1 billion but not exceeding $5 billion        .350%
In excess of $5 billion but not exceeding $10 billion       .325%
In excess of $10 billion but not exceeding $15 billion      .300%
In excess of $15 billion but not exceeding $20 billion      .275%
In excess of $20 billion                                    .250%



Merrill Lynch Ready Assets Trust, June 30, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of .125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

For the six months ended June 30, 2002, the Trust reimbursed MLIM
$39,057 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FDS, MLPF&S, PSI, FAMD, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.